UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI  53018
 (Address of principal executive offices) (Zip code)

Lilli Gust
Arnold Investment Counsel Incorporated
3960 Hillside Drive, Delafield, WI  53018
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Item 1.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
As of September 30, 2009 (Unaudited)

The Primary Trend Fund

Shares		Value
	COMMON STOCKS (95.9%)
	CONSUMER DISCRETIONARY (8.2%)
	Home Construction (1.2%)
15,000	D.R. Horton, Inc.	$171,150

	Media (2.4%)
13,000	Walt Disney Co. (The)	356,980

	Specialty Retail (4.6%)
25,000	Home Depot, Inc.	666,000

	Total Consumer Discretionary	1,194,130

	CONSUMER STAPLES (18.3%)
	Beverages (5.2%)
6,000	Anheuser-Busch InBev S.A./N.V. American Depositary Receipt*	275,400
9,000	Coca-Cola Co. (The)	483,300
		758,700
	Food & Staples Retailing (3.3%)
10,000	Wal-Mart Stores, Inc.	490,900

	Food Products (9.8%)
10,000	Hormel Foods Corp.	355,200
15,000	Kraft Foods, Inc., Class A	394,050
10,000	Sara Lee Corp.	111,400
20,000	Unilever N.V. American Depositary Receipt	577,200
		1,437,850

	Total Consumer Staples	2,687,450

	ENERGY (9.8%)
	Energy Equipment & Services (3.3%)
8,000	Schlumberger Ltd.	476,800

	Oil, Gas & Consumable Fuels (6.5%)
10,000	BP PLC American Depositary Receipt	532,300
15,000	Chesapeake Energy Corp.	426,000
		958,300

	Total Energy	1,435,100

	FINANCIALS (12.3%)
	Commercial Banks (6.6%)
16,000	U.S. Bancorp	349,760
22,000	Wells Fargo & Co.	619,960
		969,720
	Diversified Financial Services (5.7%)
19,000	JPMorgan Chase & Co.	832,580

	Total Financials	1,802,300

	HEALTH CARE (12.2%)
	Pharmaceuticals (12.2%)
20,000	Eli Lilly & Co.	660,600
9,000	Johnson & Johnson	548,010
35,000	Pfizer, Inc.	579,250

	Total Health Care	1,787,860

	INDUSTRIALS (11.6%)
	Aerospace & Defense (4.0%)
3,000	Boeing Co. (The)	162,450
7,000	United Technologies Corp.	426,510
		588,960
	Air Freight & Logistics (4.1%)
8,000	FedEx Corp.	601,760

	Industrial Conglomerates (2.8%)
25,000	General Electric Co.	410,500

	Machinery (0.7%)
2,000	Parker-Hannifin Corp.	103,680

	Total Industrials	1,704,900

	INFORMATION TECHNOLOGY (12.7%)
	Communications Equipment (5.2%)
20,000	Cisco Systems, Inc.*	470,800
20,000	Nokia Corp. American Depositary Receipt	292,400
		763,200
	Semiconductors & Semiconductor Equipment (4.0%)
30,000	Intel Corp.	587,100

	Software (3.5%)
20,000	Microsoft Corp.	517,800

	Total Information Technology	1,868,100

	MATERIALS (9.8%)
	Chemicals (2.4%)
11,000	E. I. du Pont de Nemours & Co.	353,540

	Metals & Mining (7.4%)
20,000	Alcoa, Inc.	262,400
7,000	Barrick Gold Corp.	265,300
17,500	Harry Winston Diamond Corp.	146,475
3,000	Newmont Mining Corp.	132,060
9,000	Southern Copper Corp.	276,210
		1,082,445

	Total Materials	1,435,985

	UTILITIES (1.0%)
	Water Utilities (1.0%)
8,333	Aqua America, Inc.	146,994

	Total Common Stocks (Cost $13,917,570)	14,062,819

Principal Amount
	SHORT-TERM INVESTMENTS (4.2%)
	Variable Rate Demand Notes (4.2%)
$620,495	U.S. Bancorp Demand Note, 0.00%(a)	620,495

	Total Short-Term Investments (Cost $620,495)	620,495

	TOTAL INVESTMENTS (100.1%) (Cost $14,538,065)	14,683,314
	Liabilities less Other Assets (-0.1%)	(14,957)
	NET ASSETS (100.0%)	$14,668,357

* Non-income producing.
(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2009.

See notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

Organization
The Primary Trend Fund, Inc. (the “Fund"), a Wisconsin Corporation, began operations on September 15, 1986. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company.  The Fund seeks capital growth and income.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Tax Information
At September 30, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$14,538,065
Unrealized appreciation	$1,642,182
Unrealized depreciation	(1,496,933)
Net appreciation on investments	$145,249

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements effective for fiscal years beginning after November 15, 2007.  Fair Value Measurements defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted Fair Value Measurements as of July 1, 2008.  In addition, in April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly to further clarify the requirements of Fair Value Measurements.  The Fund adopted Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly as of June 30, 2009.  Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$ 14,062,819	$ -	$ -	$ 14,062,819
Short-Term Investments	-	620,495	-	620,495
Total	$ 14,062,819	$ 620,495	$ -	$ 14,683,314

*All sub-categories within common stocks represent level 1 evaluation status.

The Fund did not hold any Level 3 securities during the period ended September 30, 2009.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title)    /s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: 11/13/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)    /s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: 11/13/09

By: (Signature and Title)    /s/ Lilli Gust
Lilli Gust
Principal Financial Officer

Date: 11/13/09

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)